Inventories (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 465,925	$ 378,481	$ 378,481	$ 331,465
Work-in-progress	173,624	167,390	167,390	145,462
Finished goods	226,656	196,763	196,763	181,583
Total inventories	$ 866,205	$ 742,634	$ 742,634	$ 658,510